ACCOUNTS PAYABLE, TRADE (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTS PAYABLE, TRADE [Abstract]
Accounts payable, trade	€ 1,259.4	€ 1,199.3	€ 1,132.3